Financial Instruments (Tables)	12 Months Ended
Jan. 31, 2020
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Summary of Fair Value, Fair Value Level and Valuations Techniques and Inputs of Restricted Investments, Derivative Financial Instruments and Long-term Debt
The fair value, fair value level and valuations techniques and inputs of restricted investments, derivative financial instruments and long-term debt were as follows:

		As at January 31, 2020		As at January 31, 2019
	Fair value level	Carrying amount	Fair value	Carrying amount	Fair value	Valuation techniques and inputs
Restricted investments (Note 7)	Level 2	$14.6	$14.6	$15.7	$15.7	Discounted cash flows at a discount rate that reflects the current market rate for this type of investments at the end of the reporting period
Non-controlling interest liability (Note 15)	Level 3	$19.0	$19.0	$—	$—	Discounted cash flows. Future cash flows are estimated based on Telwater performance and a predetermined purchase price formula, discounted at a rate that reflects the credit risk of the Company
Derivative financial instruments						Discounted cash flows. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of the counterparties for favourable position or the credit risk of the Company for unfavourable positions
Forward exchange contracts	Level 2	$8.9	$8.9	$3.4	$3.4
Favourable (Note 7)	Level 2	(3.5)	(3.5)	(6.9)	(6.9)
(Unfavourable)
Inflation rate swap	Level 2	(1.7)	(1.7)	(2.0)	(2.0)	Discounted cash flows. Future cash flows are estimated based on forward inflation rates (from observable yield curves at the end of the reporting period) and contract inflation rates, discounted at a rate that reflects the credit risk of the Company
Total derivative financial instruments	Level 2	$3.7	$3.7	$(5.5)	$(5.5)

Term Facility (Note 16)	Level 1	$(1,606.7)	$(1,615.3)	$(1,176.9)	$(1,161.4)	Quoted bid prices in an active market
Term Loans (Note 16)	Level 2	(38.7)	(41.7)	(29.5)	(28.6)	Discounted cash flows. Cash flows used for valuation are those contractually due and are discounted at a rate that reflects the credit risk of the Company

Summary of Impact on Consolidated Net Income and Other Comprehensive Income of Variation of Foreign Exchange Rates on Financial Instruments Subject to Foreign Exchange Risks
The table below presents the impact on consolidated net income and consolidated other comprehensive income of a variation of foreign exchange rates on financial instruments subject to foreign exchange risks as at January 31, 2020 and 2019:

	As at January 31, 2020				As at January 31, 2019
Increase (Decrease)	Percentage of Variation [a]	Impact on Net income		Impact on Other comprehensive income	Percentage of Variation [a]	Impact on Net income		Impact on Other comprehensive income
USD / CAD	5%	$ (82.6	) [b]	$—	5%	$ (49.5	) [b]	$—
Euro / CAD	5%	$(6.4)		$—	5%	$3.0		$—
Other	3%	$5.8		$(6.3)	3%	$3.8		$1.0
[a]
Based on variations that might exist at the closing dates.
[b]
Mainly from the long-term debt denominated in U.S. dollars.

Summary of Notional Amounts Outstanding Under Foreign Exchange Contracts, Average Contractual Exchange Rates and Settlement Periods of Contracts
The following tables set out the notional amounts outstanding under hedging foreign exchange contracts, the carrying amount, the average contractual exchange rates and the settlement periods of these contracts:

	As at January 31, 2020
							Carrying amount
	Sell currency	Buy currency	Average rate	Notional amount		Canadian equivalent notional amount [a]	Other financial assets	Other financial liabilities
Less than 1 year
	AUD	CAD	0.9061	AUD	76.4	$67.7	$1.2	$—
	GBP	Euro	1.1401	GBP	24.2	42.2	—	1.5
	NOK	Euro	0.0998	NOK	425.7	61.2	1.8	—
	SEK	Euro	0.0950	SEK	839.4	115.2	2.0	—
[a]	Exchange rates as at January 31, 2020 were used to translate notional amounts denominated in foreign currencies into Canadian dollars.

	As at January 31, 2019
							Carrying amount
	Sell currency	Buy currency	Average rate	Notional amount		Canadian equivalent notional amount [a]	Other financial assets	Other financial liabilities
Less than 1 year
	AUD	CAD	0.9352	AUD	48.0	$45.9	$—	$0.9
	GBP	Euro	1.1015	GBP	12.0	20.7	—	0.7
	NOK	Euro	0.1005	NOK	325.0	50.6	—	0.9
	SEK	Euro	0.0950	SEK	601.0	87.3	0.1	1.3
[a]	Exchange rates as at January 31, 2019 were used to translate notional amounts denominated in foreign currencies into Canadian dollars.

The following tables set out the notional amounts outstanding under foreign exchange contracts, the average contractual exchange rates and the settlement periods of these contracts:

	As at January 31, 2020
	Sell currency	Buy currency	Average rate	Notional amount		Canadian equivalent notional amount [a]
Less than 1 year
	AUD	CAD	0.9051	AUD	80.8	$71.6
	CAD	Euro	1.4638	Euro	27.2	39.9
	CAD	JPY	0.0122	JPY	50.0	0.6
	CAD	MXN	0.0702	MXN	86.9	6.1
	CAD	USD	1.3138	USD	333.6	441.0
	Euro	CAD	1.4630	Euro	115.9	169.8
	Euro	NOK	0.0993	NOK	45.0	6.5
	Euro	SEK	0.0943	SEK	101.9	14.0
	Euro	USD	0.9055	USD	2.9	3.8
	GBP	Euro	1.1414	GBP	24.9	43.4
	JPY	CAD	0.0121	JPY	287.4	3.5
	NOK	Euro	0.0999	NOK	509.4	73.2
	SEK	Euro	0.0949	SEK	1,118.5	153.5
	USD	CAD	1.3180	USD	148.1	195.8
[a]	Exchange rates as at January 31, 2020 were used to translate notional amounts denominated in foreign currencies into Canadian dollars.

	As at January 31, 2019
	Sell currency	Buy currency	Average rate	Notional amount		Canadian equivalent notional amount [a]
Less than 1 year
	AUD	CAD	0.9371	AUD	53.3	$51.0
	CAD	AUD	0.9549	AUD	4.0	3.8
	CAD	Euro	1.5141	Euro	9.7	14.6
	CAD	JPY	0.0120	JPY	23.6	0.3
	CAD	MXN	0.0688	MXN	138.6	9.6
	CAD	USD	1.3218	USD	315.2	414.2
	Euro	CAD	1.5223	Euro	114.2	171.9
	Euro	CHF	0.8784	CHF	0.1	0.1
	Euro	GBP	1.1446	GBP	0.5	0.8
	Euro	NOK	0.1031	NOK	19.2	3.0
	Euro	SEK	0.0968	SEK	55.4	8.0
	GBP	Euro	1.1031	GBP	12.5	21.5
	JPY	CAD	0.0121	JPY	46.0	0.6
	MXN	CAD	0.0687	MXN	62.7	4.3
	NOK	Euro	0.1009	NOK	411.2	64.1
	NZD	CAD	0.9078	NZD	2.0	1.8
	SEK	Euro	0.0956	SEK	804.1	116.8
	USD	CAD	1.3232	USD	127.0	166.9
[a]	Exchange rates as at January 31, 2019 were used to translate notional amounts denominated in foreign currencies into Canadian dollars.

Summary of Financial Liabilities Instalments Payable When Contractually Due
The following table summarizes the financial liabilities instalments payable when contractually due as at January 31, 2020:

	Less than 1 year	1-3 years	4-5 years	More than 5 years	Total amount
Trade payables and accruals	$1,085.8	$—	$—	$—	$1,085.8
Long-term debt (including interest)	80.0	162.2	162.0	1,575.3	1,979.5
Lease liabilities (including interest)	40.1	73.4	51.4	123.9	288.8
Derivative financial instruments	3.5	1.7	—	—	5.2
Other financial liabilities	179.4	20.8	—	24.5	224.7
Total	$1,388.8	$258.1	$213.4	$1,723.7	$3,584.0

Summary of Information Considered to be Exposed to Credit Risk
The following table provides further details on receivables for which the Company considers to be exposed to credit risk as at January 31, 2020 and 2019:

	January 31, 2020	January 31, 2019
Trade and other receivables	$399.1	$388.3
Sales tax and other government receivables	(65.6)	(54.3)
Total exposed to credit risk	$333.5	$334.0

Not past due	$319.8	$324.6
Past due
Under 60 days	10.3	8.8
From 60 to 90 days	2.2	0.7
Over 90 days	4.7	3.6
Allowance for doubtful accounts	(3.5)	(3.7)
Total exposed to credit risk	$333.5	$334.0